Property and equipment - Summary of Depreciation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 7,948	$ 6,165	$ 5,646
Cost of Revenue [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	7,647	5,848	4,873
General and administrative expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	277	306	628
Sales and marketing expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	0	5	7
Research and Development Expense [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 24	$ 6	$ 8